SHARE-BASED PAYMENTS (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share-based payment expense	The following table sets forth the total share-based payment expense for the three-month periods ended March 31 in relation to all directors and employees of the Company.

	Three-month period
	2026	2025
Equity-settled share-based payment expense	1	—
Total share-based compensation expense	1	—

Schedule of fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by the Group in determining the fair value of the newly issued equity settled share-based payment instruments with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65
Long-term dividend yield (%)	0.00
Volatility of share price (%)	48.44
Share price (p)	$12.59